GOODWILL AND OTHER INTANGIBLE ASSETS (Schedule of Acquired Finite-Lived Intangible Assets) (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Acquired Finite-Lived Intangible Assets [Line Items]
Less: accumulated amortization	¥ (40,940,778)	¥ (19,380,870)
Total intangible assets with definite lives, net	24,904,359	¥ 84,748,607
Impairment charges	¥ 40,401,740		¥ 177,000
Minimum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Useful lives of intangible assets with definite lives, in years	3 years	3 years
Maximum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Useful lives of intangible assets with definite lives, in years	5 years	5 years
Customer list [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	¥ 9,701,240	¥ 9,191,240
Trade name [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	47,080,605	85,912,345
Copyrights [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	192,000	192,000
Internet domain names [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	3,903,650	3,903,650
Self-developed software [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	4,828,942	4,828,942
Others
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	¥ 138,700	¥ 101,300